June 11, 2007
VIA EDGAR AND OVERNIGHT COURIER
Securities and Exchange Commission
100 F Street N.E.
Washington, DC 20549

Attention:	William Friar Michael Clampitt Division of Corporation Finance, Mail-Stop 4561

Re:	ShoreTel, Inc. Pre-Effective Amendment No. 3 to the Registration Statement on Form S-1 Registration No. 333-140630
Ladies and Gentlemen:
     On behalf of ShoreTel, Inc. (the “Company”), we are transmitting herewith Pre-Effective Amendment No. 3 (the “Amendment”) to the Registration Statement on Form S-1 (Registration No. 333-140630) originally filed by the Company with the Securities and Exchange Commission (the “Commission”) on February 12, 2007, as amended by Pre-Effective Amendment No. 1 filed with the Commission on May 1, 2007 and Pre-Effective Amendment No. 2 filed with the Commission on May 25, 2007 (the “Registration Statement”). In this letter, we respond to the comments of the staff of the Commission (the “Staff”) contained in the Staff’s letter dated June 6, 2007. The numbered paragraphs below correspond to the numbered comments in that letter and the Staff’s comments are presented in bold italics. We have also enclosed with the copy of this letter that is being transmitted via courier today a copy of the Amendment in paper format, which is marked to show changes from the Registration Statement as previously filed. In addition to addressing the comments raised by the Staff in its letter, the Company has revised the Registration Statement to update other disclosures.
     The Company advises the Staff that it intends to circulate preliminary prospectuses and commence the road show for its initial public offering during on or about June 14, 2007, assuming successful resolution of the Staff’s comments before that time. Accordingly, the Company would appreciate receiving any additional Staff comments in time to enable the Company to proceed with its initial public offering on this schedule.
Form S-1
Post-Contractual Support, page 48

Securities and Exchange Commission
June 11, 2007

1.	We note your response to prior comment 4. Based on your disclosure, please confirm to us that you deferred the revenue related to the few instances in which you created a specified upgrade or enhancement rights. If not, tell us and disclose how you determined that these instances had and will not have a material impact to your results of operations or financial statements.
     The Company confirms that it has deferred revenues associated with instances in which it believes that it created a specific upgrade or enhancement right.
Valuation of Common Stock, page 51
2.	We note your response to prior comment 6. You disclose that the “change in value between the valuation dates was essentially on a straight-line basis.” The deemed fair value of the common stock should be based on the fair value and the straight-line interpolations of the enterprise value between the valuation dates is not appropriate. Please revise or advise.
     The Company has revised the disclosure in the Registration Statement to clarify that the increases in the fair value of common stock between the dates of extensive valuations resulted in a substantially linear progression of fair value as the Company was experiencing continued increases to revenues and positive cash flows and no individually significant factor, whether internal or external, occurred, with the exception of September 2006, where external capital market factors impacted the valuation, resulting in a deviation from this linear progression. The Company supplementally advises the Staff that the interpolations were based on the increases in fair value of its common stock and were not done merely on a straight-line basis. The revised disclosure appears on pages 50 and 51 of the Amendment.
Note 1. Product Revenue, page F-9
Note 1. Post-Contractual Support, page F-9
3.	We note your response to prior comment 12 and 14. Please tell us in more detail the factors you considered in concluding that you do “not have situations in which you have established fair value for all delivered elements in a bundled arrangement.” In this regard, please tell us the following:
•	We understand that you have established VSOE of fair value for PCS, training and installation services. We also understand that VSOE of fair value for the PCS is based on a percentage of the established product list price. Please confirm to us that the percentage is fixed based on each product and for each term of PCS. If not, tell us how the percentage is determined and why it is different for each product and each term of PCS. Confirm to us that the established product list price is standard for all resellers and not adjusted based on the reseller. Also, tell us how you determined the VSOE of fair value for the training and installation services.
     The Company advises the Staff that VSOE of fair value for PCS is based on renewal amounts actually paid by the Company’s customers in accordance with paragraph 10 of SOP 97-2.

Securities and Exchange Commission
June 11, 2007

Such renewal amounts are based on the list price for PCS, and the list prices are based on a percentage of the established product list prices for resellers, which percentage is standard for all resellers and is not adjusted based on the reseller size or purchase volumes. The Company offers PCS terms of one, three and five years and the respective percentages of list price are fixed for each of these terms. In general, the Company determines the list price for three- and five-year PCS contracts by multiplying the list price for a one-year PCS contract by three or five years, respectively, and then applying a “cost of money” discount factor associated with the term of the PCS contract. PCS contracts for one, three or five year terms are sold as part of an initial purchase in a bundled arrangement and on a stand-alone basis for renewal periods.
     The Company determines VSOE for training based on prices for stand alone sales of training courses. Installation is not sold stand alone, therefore VSOE is based on estimated hours to complete installation projects.
•	How you derive the VSOE of fair value for PCS in the initial bundled arrangement from PCS renewal amounts which are offered in one, three and five year terms. Citing typical terms in an arrangement, please provide us with hypothetical calculations of how you allocate a portion of the consideration received to undelivered PCS based on your approach.
     The Company advises the Staff that it derives the VSOE of fair value for PCS in the initial bundled arrangements based on the respective PCS renewal amounts for one, three, or five year PCS arrangements, as described in the Company’s immediately preceding response. Below is a hypothetical calculation of how the Company allocates a portion of the consideration received to undelivered PCS:
     The Company enters into a bundled arrangement with Customer A that includes a switch, a number of phone handsets, licensed software and a one year PCS contract. The arrangement fee is $20,000 and the VSOE of fair value for the one year PCS is $2,000 based on the established list price for the PCS. The Company defers the VSOE of fair value of the PCS, $2,000, and recognizes the residual amount of $18,000 as product revenue upon delivery. The established list price for the one year PCS contract is VSOE of fair value as it is the actual price charged for a one year renewal, based on the same rates charged to other customers.
     The foregoing calculation is based on an example configuration of a bundled system that a customer might purchase. Actual customer configurations of bundled systems vary widely, as discussed below.
•	Why the established product list price is not considered the VSOE of fair value for the delivered elements.
     The Company advises the Staff that the established list price is not considered the VSOE of fair value for the delivered elements because the Company provides a variety of discounts from the established product element list prices to its customers, including: (1) differing discounts to resellers based on both historical purchase volumes and customer satisfaction metrics; (2) differing discounts during certain periods related to current marketing promotional programs; and (3) differing discounts on specific orders for competitive or discretionary reasons. Additionally, the Company has no list price for bundled systems and the configuration of bundled systems (switches, handsets and licensed software) varies considerably between customer arrangements. The reseller typically configures a bundled system based on the end customer requirements (e.g. number of users, number of locations, distributed vs. centralized network) and the overall discount to the product elements varies based on the factors mentioned above.
•	How you considered the limited sales of products in concluding that you have no established VSOE of fair value for the delivered elements.
     The Company respectfully advises the Staff that while it may have some products, such as replacement handsets, for which it has a limited history of separate stand-alone sales, it seldom has situations in which delivered items in bundled arrangements consist entirely of items for which it has an adequate history of separate stand-alone sales. Consequently, given that VSOE of fair

Securities and Exchange Commission
June 11, 2007

value typically does not exist for one or more of the delivered elements in a bundled arrangement, the Company applies the residual method set forth in SOP 98-9.
•	We note that the actual prices given to resellers depend on their volume and customer satisfaction metrics, including your strategic considerations. Tell us your consideration of the appropriateness of stratifying these resellers based on similar prices and customers in determining the VSOE of fair value for the delivered elements, products.
      The Company advises the Staff that stratifying channel partners based on similar prices and customers in determining the VSOE of fair value for the delivered elements/products would not provide a basis for determining the VSOE of fair value for the delivered products/elements because the VSOE of fair value typically does not exist for one or more of the delivered elements in a bundled arrangement, as discussed in the Company’s immediately preceding response.
4.	We note your response to prior comment 13 and have the following comments.
•	We understand that your channel partners receive reimbursements for cooperative marketing costs meeting specified criteria. Please tell us in detail the specified criteria that must be met. Also, tell us whether the reimbursements are limited to specific advertising, trade shows and other related sales and marketing activities. If so, tell us the terms of the reimbursements for these activities.
     The Company advises the Staff that the specific criteria that must be met by the Company’s channel partners in order to receive reimbursements for cooperative marketing costs that are intended to assist in creating demand for Company products, which are limited to specific advertising, trade shows, seminars, direct mail campaigns and other related sales and marketing activities, are as follows:
•	Minimum purchases of Company products at or above a set threshold for the prior year;

•	Pre-approval of the spending activity by Company marketing personnel;

•	Documentation to validate that the marketing activity occurred (such as copies of advertisements and number of attendees at an event) and summary of results; and

•	Itemized invoices or receipts from third-party vendors evidencing that payment has been made.
If the above criteria are met, the channel partner is then reimbursed for 50% of the total amount it spends, subject to a sub-limit equal to the total overall cooperative marketing allowance earned by each channel partner that is computed based on prior year purchases. The Company accrues the expense of the cooperative marketing allowance when earned by the channel partner.
•	Please tell us how you are able to determine and identify the benefit that you received as a result of your channel partners’ advertising, trade shows and other related sales and marketing activities.
     The Company advises the Staff that it has been able to determine and identify the benefit that was received as a result of the channel partners’ advertising, trade shows, seminars, direct mail campaigns and other related sales and marketing activities, based on the fact that these

Securities and Exchange Commission
June 11, 2007

have been pre-approved by the Company’s marketing department and feature or promote Company products. Examples include the following:
•	direct mail campaigns generate inquiries from prospective customers, and the channel partner is required to provide a summary of the number of respondents;

•	advertising creates brand recognition and inquiries from prospective customers, and the channel partner provides metrics to the Company such as the number of clicks from web-based Google advertisements;

•	trade shows generate visitors, and the channel partner provides a summary of scanned attendee badges; and

•	seminars attract prospective customers, and the channel partner provides documentation of the number of participants.

     The pre-approval process insures that benefit will be received for the prospective activity. Additionally, pre-approved activities require the channel partner to fund the remaining 50% of the costs. The Company believes this incentivizes the channel partner to manage the activities closely and manage the intended results cost-effectively.
•	Please tell us how you concluded that the fair value of the benefit is equal to 50% of the sales and marketing costs incurred by your channel partners.
     Paragraph 9 b. of EITF 01-09 states that if the amount of consideration paid by the vendor exceeds the estimated fair value of the benefit received, the excess amount should be characterized as a reduction of revenue when recognized in the vendor’s income statement. The Company believes it has appropriately recorded the reimbursements to the channel partners as a marketing cost, in accordance with EITF 01-09, because the amounts reimbursed to channel partners are less than the estimated fair value of the benefit received, and the reimbursements are limited to 50% of actual costs incurred and are subject to a sub-limit of the total cooperative marketing allowance earned by each channel partner.
1997 Stock Option Plan, page 87
5.	This section states that there are 31,244,685 options outstanding at 3/31/07. We note that on page 95, in the second bullet, that there are 32,494,685 options outstanding. Please reconcile or advise.
     The Company advises the Staff that the difference between the outstanding option amounts referenced in the Staff’s comment is a non-plan stock option granted to an employee in the United Kingdom. The Company has clarified its disclosure in the Registration Statement in response to the Staff’s comment. The revised disclosure appears on page 87 of the Amendment.
Exhibits
6.	Please file your legal opinion in the next pre-effective amendment.
     The Company has filed a form of legal opinion to be rendered by its outside legal counsel, Fenwick & West LLP, in connection with this offering. Following the Company’s reincorporation in Delaware, and before the Company requests acceleration of effectiveness of the Registration Statement, the Company will file an executed copy of this legal opinion. The only changes to the executed legal opinion from the form of legal opinion filed with the Amendment as Exhibit 5.01 will be to add dates, where indicated in the form.
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Securities and Exchange Commission
June 11, 2007

     Should the Staff have additional questions or comments regarding the foregoing, please do not hesitate to contact the undersigned at (650) 335-7631 or, in his absence, Dennis DeBroeck, Esq. at (650) 335-7168.
Sincerely,
/s/ Jeffrey R. Vetter
Jeffrey R. Vetter

cc:
John W. Combs, Chairman, President and Chief Executive Officer
Michael E. Healy, Chief Financial Officer
ShoreTel, Inc.

Dennis DeBroeck, Esq.
Fenwick & West LLP

Joe Talley
Deloitte & Touche LLP

Jeffrey D. Saper, Esq.
Steven V. Bernard, Esq.
Wilson Sonsini Goodrich & Rosati, P.C.